Trade Accounts Receivable, Net (Details) - Schedule of allowance for doubtful accounts - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of allowance for doubtful accounts [Abstract]
Beginning balance	$ 2,606	$ 5	$ 116
Provision (recovery)	118	2,574	(111)
Exchange fluctuation	14	32
Decrease due to deconsolidation of Micronet		(5)
Total	$ 2,738	$ 2,606	$ 5